Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

Note 9 - Inventories:

Inventories are analyzed below:

	December 31, 2024		December 31, 2023
Merchandise for sale	Ps.	3,038,373	Ps.	2,357,485

In 2023, the Company recognized a write-off of inventories amounting Ps. 30,409 due to Hurricane Otis. See Note 1.